Fair Value Measurements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of estimated fair value of the warrant liability
Stock price	$ 0.20	$ 0.42
Strike price	$ 2.50	$ 2.50
Remaining contractual term (years)	1 year 1 month 6 days	2 years 1 month 6 days
Volatility	125.70%	109.60%
Adjusted volatility	123.50%	102.50%
Risk-free rate	0.30%	0.40%
Dividend yield	0.00%	0.00%